VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—98.4%
Diversified—22.6%
Energy Transfer LP	207,831	$ 2,351
Enterprise Products Partners LP	25,642	685
Keyera Corp.	15,314	397
Kinder Morgan, Inc.	42,470	764
MPLX LP	31,359	1,019
ONEOK, Inc.	19,091	1,141
Pembina Pipeline Corp.	23,471	896
		7,253

Downstream/Other—16.1%
Chart Industries, Inc.(1)	3,627	708
Enviva, Inc.	20,331	1,416
Marathon Petroleum Corp.	13,517	1,239
Valero Energy Corp.	16,325	1,808
		5,171

Electric, LDC & Power—6.6%
Entergy Corp.	2,531	291
NextEra Energy Partners LP	7,320	606
Sempra Energy	4,651	771
Sunrun, Inc.(1)	14,082	460
		2,128

Gathering/Processing—26.5%
DCP Midstream LP	33,678	1,141
DT Midstream, Inc.	19,003	1,046
EnLink Midstream LLC(1)	50,000	490
Hess Midstream LP Class A	39,241	1,194
Targa Resources Corp.	44,995	3,109
Western Midstream Partners LP	57,252	1,534
		8,514

	Shares	Value

Liquefied Natural Gas—13.1%
Cheniere Energy, Inc.	22,142	$ 3,312
Golar LNG Ltd.(1)	18,960	424
New Fortress Energy, Inc. Class A	10,000	490
		4,226

Natural Gas Pipelines—5.2%
Williams Cos., Inc. (The)	49,426	1,685
Petroleum Transportation & Storage—8.3%
Enbridge, Inc.	12,509	562
Genesis Energy LP	35,000	350
Magellan Midstream Partners LP	10,214	526
Plains GP Holdings LP Class A(1)	109,103	1,221
		2,659

Total Common Stocks & MLP Interests (Identified Cost $25,758)		31,636

Total Long-Term Investments—98.4% (Identified Cost $25,758)		31,636

TOTAL INVESTMENTS—98.4% (Identified Cost $25,758)		$31,636
Other assets and liabilities, net—1.6%		499
NET ASSETS—100.0%		$32,135

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Canada	6
Bermuda	1
Total	100%
† % of total investments as of July 31, 2022.

Ownership Structure (Unaudited)†,††
Major Midstream Companies	37%
Midstream MLP	24
MLP Affiliates & Other	21
Embedded General Partner	14
Pure Play General Partner	4
Total	100%
† % of total investments as of July 31, 2022.
†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products.
Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.
MLP Affiliates & Other consist of LLCs, Yieldcos and Limited Partnerships structured as corporations for tax purposes. LLCs are limited liability companies which hold investments in limited partner interests and may issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Other also includes c-corporations that hold significant midstream or downstream assets.
Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity.
Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.
Major Midstream Companies are entities that own and operate assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas liquids, crude oil and refined products and structured as C-corporations for federal income tax purposes.
Other MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and can include any MLP that is not Midstream.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$31,636	$31,636
Total Investments	$31,636	$31,636
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at July 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at July 31, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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